Intangible Assets, Net (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets	$ 1,200		$ 1,200
Less: accumulated amortization	1,200		1,167
Total intangible assets, net	$ 0	$ 33	$ 33
Estimated Useful Lives (Years)	3 years
Amortization expense related to intangible assets	$ 0	$ 400
Estimated amortization expense	$ 0